Income tax (Tables)	12 Months Ended
Dec. 31, 2021
Income tax
Schedule of income tax payables

	As of December 31,
In thousands of USD	2020	2021
Income Tax Payables	344	448
Provision for Income Tax	13,682	12,833
Total	14,026	13,281

Schedule of reconciliation of tax expense and the accounting profit

	For the year ended December 31,
In thousands of USD	2019	2020	2021
Loss before income tax	(253,534)	(180,732)	(226,463)
Statutory tax rate(1)	27.39%	27.85%	24.02%
Expected income tax benefit	69,443	50,342	54,406

Tax effects of:
Sundry permanent differences	(1,203)	44	632
Equity Transaction costs	1,944	3,549	1,878
Share based payments	(11,426)	(3,584)	(7,520)
Tax Expenses	(2,141)	(2,338)	(1,605)
Bad debt expense	(1,879)	(1,379)	(439)
Management fees	(7,414)	(5,563)	(6,167)
Interest expense	(296)	(439)	(1,324)

Unrecognized deferred tax asset arising from timing differences relating to:
FX unrealized gain/loss	(4,816)	(1,241)	(1,575)
Share based payments	—	(3,403)	(443)
Tax Expenses	(1,252)	(751)	277
Sundry temporary differences	(3,786)	(1,885)	(308)

Minimum tax	(428)	(417)	(395)
Deferred tax not recognized (mainly tax losses carried forward)	(37,212)	(35,874)	(38,707)
Deferred tax: relating to origination and reversal of temporary differences and tax losses	(177)	(47)	848

Income tax expense	(643)	(2,986)	(442)
Effective tax rate	0.25%	1.65%	0.20%
(1)	The Statutory tax rate consists of an average tax rate weighted in proportion to accounting profit(loss) in each geographical territory.

Schedule of components of income tax expense

	For the year ended December 31,
In thousands of USD	2019	2020	2021
Current tax	(466)	(2,939)	(1,102)
Deferred tax	(177)	(47)	660
Total Income tax expense	(643)	(2,986)	(442)

Schedule of tax losses available for offsetting against future taxable profits

Tax losses available for offsetting against future taxable profits were as follows:

				As of December 31,
				2019	2020	2021
In thousands of USD				Accumulated tax	Accumulated tax	Accumulated tax
Country	Duration	Rate		loss [gross]	loss [gross]	loss [gross]
Germany **	Indefinite	30.2%	*	(10,050)	(32,175)	(37,933)
Morocco	4 years	31.0%		(28,421)	(34,512)	(29,580)
Egypt	5 years	22.5%		(101,101)	(132,244)	(151,823)
Nigeria	Indefinite	30.0%		(228,205)	(248,166)	(269,961)
South Africa	Indefinite	28.0%		(38,498)	(46,853)	(49,591)
Kenya	10 Years	30.0%		(72,687)	(78,780)	(87,785)
Ivory Coast	5 years	25.0%		(30,286)	(34,309)	(34,784)
Ghana	3 years	25.0%		(11,045)	(10,124)	(9,560)
Other	N/A	N/A		(71,584)	(57,191)	(67,864)
Total				(591,877)	(674,354)	(738,881)
*	In Germany, the calculation of current tax is based on a combined tax rate of 30.2%, consisting of a corporate income tax rate of 15.8% and a trade tax rate of 14.4%.
**	Accumulated tax losses related to Trade Tax amount to USD 64,276 thousand as of December 31, 2021, not included in the table above.